STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS? EQUITY

NOTE 10. STOCKHOLDERS' EQUITY

Common Stock Issuable for Services

In September 2012, the Company entered into several stock settlement agreements with certain parties to whom the Company was obligated as of June 30, 2012 ("Receivable Holders"). The Company has entered into settlement agreements with respect to an aggregate of $390,336 of obligations (including $363,336 to officers, directors, and employees), and has issued an aggregate of 5,825,761 shares of the Company's common stock pursuant thereto. Each settlement agreement that the Company has entered into to date has provided for the Company to issue one share of the Company's common stock for every $0.067 of obligations released by the Receivable Holder. The stock price on the grant date of these shares was $0.068 therefore a loss on settlement of $5,816 was recorded in relation to these settlement agreements for the six months ended December 31, 2012.

COO resignation

On December 5, 2012, MIZ and the Company terminated its Services Agreement. In connection with the termination of the Services Agreement, all of the Restricted Stock was deemed fully vested and issued to MIZ (of which 1,700,000 shares were previously held in escrow, and 800,000 shares had previously been issued to MIZ). The Company recorded stock-based compensation expense of $183,360 and $165,529 in connection with the Restricted Stock during the six months ended December 31, 2012 and 2011, respectively.

In addition, on November 30, 2012, the Company agreed to issue MIZ 300,000 shares of common stock for services.The stock price on the grant date of these shares was $0.069 therefore the Company recorded $20,700 of stock compensation expense for these shares for the six months ended December 31, 2012.

Also, on November 30, 2012, the Company reduced the exercise prices of 333,333 options from $0.38 to $0.13 per share and the exercise price of 666,667 options were reduced from $0.38 to $0.21 per share. The Company recorded $16,682 of stock compensation expense in connection with the modification of exercise price as the incremental difference between the fair value of the stock options immediately before and after the modification.

Common Stock Sales

July 1, 2012 through December 31, 2012

On August 17, 2012, the Company closed on POSCAN's second tranche of investment (the "Second Closing") under the Securities Purchase Agreement between the Company and POSCAN, dated as of August 24, 2011 (the "POSCAN SPA"), selling 62,499,938 units to POSCAN for gross proceeds of $9,999,990, with each unit consisting of one share of common stock and a three-year warrant to purchase one share of common stock for $0.21 per share. Furthermore, the Additional Agreement to Securities Purchase Agreement between the Company and POSCAN, dated as of August 17, 2012 (the "Additional Agreement"), provides that, subject to certain exceptions, the Company must issue additional shares of our common stock to POSCAN in the event that the Company issues or sells any such shares to third parties for a price of less than $0.16 per share at any time during the 18 months immediately following the Second Closing (see Note 9). During the six months ended December 31, 2012, the Company entered into certain agreements and issued shares which may have triggered this provision. The Company is seeking clarification of this provision and, if necessary, a waiver of this provision for the following transactions:

•	From September 2012 through November 2012, the Company entered into certain agreements whereby the Company agreed to issue common stock valued at approximately $0.07 per share for services. In the event the provision applies, and a waiver is not granted, the Company estimates it would be required to issue an additional 3,556,786 shares and record stock-based compensation expense estimated at $242,032.

•	On September 28, 2012, the Company entered into a Second Amendment and Waiver Agreement with the holders of the zero-coupon convertible notes (the "Second Waiver Agreement"), under which the conversion price of the zero-coupon bridge notes was modified from $0.12 to $0.095 per share. In the event the provision applies, and a waiver is not granted, the Company estimates it would be required to issue an additional 2,905,412 shares and record stock-based compensation expense estimated at $232,433.

The Company also agreed to issue to POSCAN a two-year warrant to purchase 5,000,000 shares of our common stock at an exercise price of $0.15 per share. The Company analyzed the instruments for derivative accounting consideration and determined that derivative accounting does not apply to these warrants. The Company determined the fair value of these warrants on the grant date using the Black-Scholes option pricing model with the following assumptions: stock price on the measurement date of $0.07, term of 2 years, expected volatility of 141%, and a discount rate of 0.29%.

The fair value of the warrants was determined to be $192,540. The Company recorded this amount as offering costs with an offset to additional paid-in capital for the six months ended December 31, 2012.

On January 11, 2011, the Company engaged a consultant to provide advisory services to facilitate equity or debt fund raising for the Company. In connection with the closing of POSCAN's second tranche of investment on August 17, 2012, the Company paid 5% of the gross proceeds of $9,999,990, or $500,000, which has been recorded as offering costs for the six months ended December 31, 2012. In addition, the Company has agreed to provide the consultant 5% of the gross proceeds in warrants. The number and terms of the warrants have not been determined; accordingly these warrants have not been issued as of December 31, 2012. An accrual for the fair value of the warrants of $162,350 has been included in accrued expenses and as additional offering costs for the six months ended December 31, 2012. The warrants were valued using the Black-Scholes option pricing model with the following assumptions:

August 17, 2012
Market value of stock on measurement date	$0.070
Risk-free interest rate	0.81%
Dividend yield	0%
Volatility factor	216%
Term	5 years

The net proceeds from the closing of POSCAN's second tranche of funding of $9,499,990 were allocated $4,859,626 to common stock and additional paid-in capital, $4,478,014 to derivative liabilities and $162,350 to accrued expenses for offering costs.

2009 Equity Incentive Plan

On October 19, 2009, stockholders holding shares representing approximately fifty-nine percent (59%) of the Company's issued and outstanding common stock executed a written consent in lieu of a meeting and approved the creation of the 2009 Equity Incentive Plan (the "2009 Plan"). The 2009 Plan provides for the issuance of both non-statutory and incentive stock options and other awards to acquire, in the aggregate, up to 5,000,000 shares of the Company's common stock.

Restricted Stock Units

On June 27, 2011, the Company granted its Chief Executive Officer an award of 700,000 restricted stock units under the 2009 Plan which vests in 1/3 increments each January 15th of 2012, 2013 and 2014. The value of the issuable shares was determined based on the $0.22 per share closing price of the common stock on the measurement date, and totaled $154,000. The Company will record stock compensation expense over the 3 year service period. During the six months ended December 31, 2012 and 2011, the Company recorded $26,754 and $73,282 of stock compensation in connection with this agreement.

During December 2011, the Company entered into a one-year employment agreement with its new Vice President of Finance (the "VP of Finance") which originally was to begin on January 1, 2012 (amended to March 1, 2012). Pursuant to the agreement, the VP of Finance was granted 250,000 restricted stock units under its 2009 Plan which will vest over 3 years. The value of the issuable shares was determined based on the $0.13 closing price of the common stock on the measurement date, and totaled $34,500. The Company will record stock compensation expense for these restricted stock units over the 3 year service period which begins on March 1, 2012, of which the Company recorded expense of $17,250 during the six months ended December 31, 2012.

In May 2012, the Company committed to grant Restricted Stock Units with respect to an aggregate of 900,000 shares to members of its Board of Directors. Such restricted stock units shall vest over a period of three years starting from the later of July 1, 2011 and the initial date of the applicable director's substantial involvement with the Board's activities. However, the Company does not currently have enough shares authorized for issuance under the 2009 Plan to satisfy all of these obligations. The Company is analyzing the required steps to increase the number of shares under the plan. The Company recorded compensation expense related to these units of $11,040 during the six months ended December 31, 2012.

On December 19, 2012, the Company committed to grant 100,000 restricted stock units to a new member of the Board of Directors. The restricted stock shall vest over a period of three years beginning on the director's start date. The value of the issuable shares was determined based on the $0.05 closing price of the common stock on the measurement date, and totaled $5,000.

Stock Option Awards

Summary of stock option activity is presented in the table below:

			Weighted-average
		Weighted-average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term (years)	Value
Outstanding at June 30, 2012	1,450,000	$0.38	6.79	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Expired/Forfeited	-	-	-	-
Outstanding at December 31, 2012	1,450,000	$0.24	3.53	$-
Exercisable at December 31, 2012	1,200,000	$0.21	3.39	$-

During the six months ended December 31, 2012 and 2011, the Company recognized stock-based compensation expense of $54,313 and $69,571, respectively, related to stock options (of which $48,923 and $60,615 was related party for the six months ended December 31, 2012 and 2011, respectively - See Note 6). As of December 31, 2012, there was approximately $23,357 of total unrecognized compensation cost related to non-vested stock options which is expected to be recognized ratably over a weighted-average period of approximately 2.16 years.

Warrants

Summary information regarding common stock warrants issued and outstanding is as follows:

		Weighted-average
	Exercise of	Exercise
	Warrants	Price
Outstanding at June 30, 2012	89,284,712	0.25
Issued	67,499,938	0.20

Additional shares issuable upon exercise of warrants as a result of adjustments pursuant to anti-dilution provisions	3,610,832	n/a
Exercised	-	-
Outstanding at December 31, 2012	160,395,482	0.23

Warrants outstanding as of December 31, 2012

		Outstanding		Exercisable
	Exercise	number	Remaining	number
Issuance Date	price	of warrants	life	of warrants
November 10, 2009 - December 23, 2009	$0.26	7,198,584	1.86 - 1.98 years	7,198,584
November 10, 2009 - December 23, 2009	$0.38	7,269,374	1.86 - 1.98 years	7,269,374
June 9, 2010 - September 13, 2010	$0.26	11,729,615	2.44 - 2.70 years	11,729,615
June 9, 2010 - July 13, 2010	$0.17	646,645	2.44 -2.53 years	646,645
November 8-15, 2010	$0.05	1,400,000	2.85 years	1,400,000
December 9, 2010 - February 23, 2011	$0.15	4,890,418	2.94 - 3.15 years	4,890,418
April 7, 2011 - May 19, 2011	$0.35	5,416,953	3.23 years	5,416,953
April 7, 2011 - May 19, 2011	$0.29	11,960,049	1.38 years	11,960,049
April 7, 2011 - May 19, 2011	$0.22	1,913,606	1.38 years	1,913,606
May 2, 2011	$0.34	1,500,000	3.33 years	1,500,000
May 2, 2011	$0.29	75,000	3.33 years	75,000
June 27, 2011	$0.29	800,000	1.26 years	800,000
September 14, 2011	$0.20	38,095,300	1.70 years	38,095,300
August 17, 2012	$0.20	62,499,938	2.63 years	62,499,938
August 17, 2012	$0.15	5,000,000	1.63 years	5,000,000
		160,395,482		160,395,482

The intrinsic value of warrants outstanding at December 31, 2012 was $12,600.

NOTE 10. STOCKHOLDERS' EQUITY

Sales of Common Stock

Common stock issued for cash during the years ended June 30, 2005 through June 30, 2010

The table below summarizes sales of common stock from June 24, 2005 (inception) through June 30, 2010, and includes the portion of proceeds received which was allocated to warrants issued in conjunction with these sales of common stock.

Fiscal Year	Shares	Gross proceeds	Offering costs	Net proceeds	Relative fair value allocated to warrants	Amount allocated to common stock and paid-in capital	Per share price range
2005 (1)	71,052,672	$7,500	$-	$7,500	$-	$7,500	$0.0001
2006	47,368,454	50,000	-	50,000	-	50,000	0.0011
2007	-	-	-	-	-	-	-
2008	2,631,595	50,000	-	50,000	-	50,000	0.019
2009	-	-	-	-	-	-	-
2010	18,000,000	4,500,000	410,680	4,089,320	1,806,181	2,283,139	0.25
2011	55,685,324	10,381,739	1,012,361	9,369,378	3,288,346	6,081,032	0.05 - 0.27
2012	42,295,300	8,210,013	685,944	7,524,069	3,779,978	3,744,091	0.05 - 0.21

(1)	On October 19, 2009, 71,052,626 shares of the Company's common stock owned by the founding shareholder, were surrendered and cancelled in exchange for the Company's interest in a wholly-owned subsidiary. The net assets of the Company's wholly-owned subsidiary prior to the exchange were $0 as of October 19, 2009. Therefore, the share cancellation was valued at $0.

2011 Activity:

First 2010 Unit Offering

In June 2010, the Board of Directors authorized the Company to offer up to a maximum of 20,000,000 units (the "First 2010 Unit Offering") at a purchase price of $0.25 per unit (a "C Unit"). Each C Unit consisted of (i) one share of the Company's common stock, and (ii) a warrant (a "C Warrant") representing the right to purchase one share of common stock, exercisable for a period of two years at an exercise price of $0.50 per share.

Sales of C Units during the year ended June 30, 2011 pursuant to the First 2010 Unit Offering were as follows:

	Shares	Gross proceeds	Offering costs	Net proceeds	Relative fair value allocated to C Warrants	Amount allocated to common stock and paid-in capital
July 2010	2,000,000	$500,000	$47,245	$452,755	$219,871	$232,884
September 2010	160,000	40,000	4,757	35,243	17,066	18,177
	2,160,000	$540,000	$52,002	$487,998	$236,937	$251,061

In connection with the Second C Closing, the Company also became obligated to issue to a placement agent C Agent Warrants to purchase an aggregate of 140,000 shares of common stock at an exercise price of $0.25 per share, and incurred placement agent fees of $35,000, which is included in offering costs above.

Second 2010 Unit Offering

In November 2010, the Company held a private placement offering (the "Second 2010 Unit Offering") of 4,000,000 units of its securities to investors for gross proceeds of $200,000, at an offering price of $0.05 per unit (a "D Unit"). The Second 2010 Unit Offering provides each investor with the right (the "Double Option"), subject to certain conditions, to purchase, at any time prior to one year from subscription, a number of additional D Units up to the number of D Units purchased at the closing of the Second 2010 Unit Offering ("Double Units"). Each "D Unit" consists of one share of the Company's common stock and a warrant (a "D Warrant") to purchase one share of common stock at an exercise price of $0.05 per share. The D Warrants will be exercisable from issuance until five years after the final closing of the Second 2010 Unit Offering.

The Company determined that, in substance, the Second 2010 Unit Offering involved the issuance of three separate derivative instruments, one being the D Warrants included in the D Units, and the other two being components of the Double Options, which consist of the right to purchase (the "Double Option Common Component") the shares of common stock included in the Double Units for $0.05 until November 7, 2011, and the additional D Warrants (the "Double D Warrants") that would be included in any Double Units issued upon exercise of the Double Option.

Sales of D Units during the year ended June 30, 2011 pursuant to the Second 2010 Unit Offering were as follows:

	Shares	Gross proceeds	Offering costs	Net proceeds	Relative fair value allocated to D Warrants	Amount allocated to common stock and paid-in capital
November 2010	4,000,000	$200,000	$-	$200,000	$151,361	$48,639
	4,000,000	$200,000	$-	$200,000	$151,361	$48,639

The subscription agreements provide the investors with certain "piggyback" registration rights covering the shares of Common Stock included in the D Units (including any Double Units) and the shares of Common Stock issuable upon exercise of the D Warrants (including D Warrants included in any Double Units).

Third 2010 Unit Offering

In December 2010, the Company held a private placement offering (the "Third 2010 Unit Offering") of up to 13,333,334 units of its securities at a purchase price of $0.15 per unit (an "E Unit"). Each "E Unit" consisted of (i) one share of the Company's common stock, and (ii) a warrant ("E Warrant") representing the right to purchase one share of common stock, exercisable for a period of five years at an exercise price of $0.15 per share.

Sales of E Units during the year ended June 30, 2011 pursuant to the Third 2010 Unit Offering were as follows:

	Shares	Gross proceeds	Offering costs	Net proceeds	Relative fair value allocated to E Warrants	Amount Allocated to common stock and paid-in capital
December 2010	9,483,330	$1,422,500	$165,585	$1,256,915	$601,752	$655,163
January 2011	1,783,333	267,500	41,033	226,467	133,212	93,255
February 2011	400,000	60,000	16,470	43,530	22,808	20,722
	11,666,663	$1,750,000	$223,088	$1,526,912	$757,772	$769,140

2011 Offering

On March 22, 2011, the Company held a private placement offering (the "2011 Offering") of up to $10,000,000 worth of units of securities at an offering price of $0.27 per unit ("G Unit"). Each G Unit consisted of (i) one share of our common stock, par value $0.001 per share, and (ii) a warrant to purchase one-half of a share of common stock, at an exercise price of $0.40 per whole share ("G Warrant", or "2011 Unit Offering Warrant"). The G Warrants are exercisable for a period of three years.

Sales of the G Units during the year ended June 30, 2011 pursuant to the 2011 Offering were as follows:

	Shares	Gross proceeds	Offering costs	Net proceeds	Relative fair value allocated to G Warrants	Amount Allocated to common stock and paid-in capital
April 2011	23,920,071	$6,458,189	$737,271	$5,720,918	$2,142,276	$3,578,643
	23,920,071	$6,458,189	$737,271	$5,720,918	$2,142,276	$3,578,643

The Company also issued to placement agents and finders warrants to purchase an aggregate of 1,913,606 shares of common stock at an exercise price of $0.27 per share and exercisable for a period of three years.

Pursuant to a registration rights agreement for the 2011 Offering, we agreed to file a registration statement with the Securities and Exchange Commission within 75 days after the closing date (June 21, 2011) to register the shares of common stock and the shares of common stock underlying the G warrants under the Securities Act of 1933, as amended, and to use our best efforts to cause such registration statement to become effective within 150 days after the filing date, all at our own expense. Pursuant to the registration rights agreement, in the event the Company does not meet these deadlines, we have agreed to pay the investors monetary penalties of 2% of their investment per month until such failures are cured (up to an aggregate maximum penalty of 10%). The Company did not file the registration statement with the Securities and Exchange Commission until July 1, 2011. The Company recorded an accrual for monetary penalties of $38,750 in accrued liabilities during the year ended June 30, 2011.

Warrants exercises

Issuances of common stock for cash upon exercise of warrants were as follows:

	Shares	Gross proceeds	Offering costs	Net proceeds	Amount Allocated to common stock and paid-in capital
D Warrants - February 2011	3,800,000	$190,000	$-	$190,000	$190,000
D Warrants - May 2011	2,000,000	100,000	-	100,000	100,000
D Warrants (cashless) - June 2011	515,254	-	-	-	-
E Warrants	7,623,336	1,143,550	-	1,143,550	1,143,550
	13,938,590	$1,433,550	$-	$1,433,550	$1,433,550

During February 2011, 3,800,000 Double Options were exercised for gross proceeds of $190,000 to purchase 3,800,000 Double Units. Also, during the year ended June 30, 2011, 2,000,000 D Warrants were exercised for gross proceeds of $100,000, and 600,000 warrants were exercised in a cashless exercise resulting in the issuance of 515,254 shares of common stock.

On March 2, 2011, as an incentive to each holder of the E warrants (each "E Warrantholder"), of which there were 12,389,996 warrants outstanding prior to this incentive, the Company offered each of the E Warrantholders an additional ½ warrant ("F Warrant", or "Incentive Warrant") with a $0.50 exercise price exercisable until February 22, 2016 for each E warrant exercised prior to March 23, 2011, and then subsequently extended to May 31, 2011. A total of 7,623,336 E warrants were exercised during the year ended June 30, 2011, in connection with this warrant inducement, resulting in gross proceeds of $1,143,550. As a result, the Company issued 3,811,671 F Warrants. The Company recorded the value of the Incentive Warrants as a $1,068,320 warrant modification expense in the consolidated income statement during the year ended June 30, 2011.

2012 Activity:

POSCAN

On August 24, 2011, the Company entered into a Securities Purchase Agreement (the "SPA") and an Investor Rights Agreement (the "IRA") with POSCO Canada Ltd. ("POSCAN"), a wholly owned subsidiary of POSCO (a Korean company), (together, the "POSCAN Agreements"), pursuant to which on September 14, 2011, POSCAN purchased 38,095,300 units for $0.21. Each unit consisted of one share of our common stock and a three-year warrant ("POSCAN Warrants") to purchase one share of our common stock at an exercise price of $0.40 per share. The Company incurred finders' fees equal to 7% of the gross proceeds received from the SPA. At June 30, 2012, the Company has paid $493,000 of the fees and has $67,000 of finders' fees payable recorded in accounts payable in the consolidated balance sheet.

Sales of the "Units" during the year ended June 30, 2012 pursuant to the SPA were as follows:

	Shares	Gross proceeds	Offering costs	Net proceeds	Relative fair value allocated to POSCAN Warrants	Amount Allocated to common stock and paid-in capital
August 2011	38,095,300	$8,000,013	$685,944	$7,314,069	$3,779,978	$3,534,081
	38,095,300	$8,000,013	$685,944	$7,314,069	$3,779,978	$3,534,081

POSCAN committed to purchase an additional 47,619,000 Units at the same $0.21 price per Unit (for an aggregate additional purchase price of approximately $10 million) upon satisfaction of certain conditions, including: (i) completion of an updated Measured and Indicated Resource Report prepared in compliance with Canadian National Instrument ("NI") 43-101 standards that concludes that our Maricunga property meets certain technical requirements and that proceeding to the feasibility study phase for the Maricunga project is warranted; (ii) completion of a work program agreed to by us and POSCAN; and (iii) having the necessary permits and approvals in place for building and operating a brine test facility on the Maricunga property. The SPA provides that the Company is to use the proceeds from such investments exclusively for activities related to the development of the Maricunga project pursuant to budgets mutually agreeable to us and POSCAN.

The SPA includes provisions for POSCAN to purchase brine from the Maricunga property and test it at POSCAN's test facility in Korea. In addition, the SPA provides that the Company and POSCAN will discuss and evaluate the development, financing and construction of a brine testing facility on the Maricunga property, and that if such facility is built, the Company would (i) supply the test facility with brine and other materials and utilities and (ii) assist POSCAN in obtaining any rights, licenses and permits required to build and operate such facility.

The securities purchased by POSCAN are restricted and may not be sold (subject to customary exceptions) until the earlier of nine months from their issuance or November 20, 2012. Pursuant to the IRA, the Company has granted POSCAN the right to demand registration of the common stock included in the Units, and issuable upon exercise of the warrants included in the Units, commencing 12 months after the date of issuance of the Units and ending five years after the date of the IRA. The Company's obligation to register any such shares shall terminate once they may be sold without registration in any 30 day period pursuant to Rule 144 under the Securities Act. Upon a registration demand made by POSCAN pursuant to the IRA, the Company must file a registration statement covering the shares within 75 calendar days of such demand, and use our best efforts to have it declared effective within 120 calendar days of filing. If the Company does not meet these deadlines, the Company must pay liquidated damages of 2% of the purchase price of the securities per month until such failures are cured (up to an aggregate maximum of 10%). POSCAN will also have "piggy-back" registration rights with respect to such shares. To date, POSCAN has not required the Company to register the shares.

The IRA provides that the Company will appoint a director nominated by POSCAN to our Board of Directors, and will continue to nominate a POSCAN-designee at each annual meeting for as long as POSCAN owns not less than 10% of the issued and outstanding shares of our common stock. So long as POSCAN holds any shares of our common stock (subject to customary exceptions), the Company shall not issue any new securities to any person unless the Company has also offered to POSCAN the right to purchase its pro rata share of such securities on the same terms and conditions as are offered, as to maintain its then percentage interest in our outstanding capital. The IRA also provides that, until the earlier of (i) POSCAN owning less than 10% of our issued and outstanding common stock and (ii) our aggregate market capitalization exceeding $250 million, the Company may not undertake certain actions without the approval of POSCAN (which approval may be evidenced by the affirmative vote or consent of POSCAN's director nominee), including: a liquidation, merger or reorganization; a sale of all or substantially all of the Company's assets; incurring indebtedness in excess of $1,000,000 (subject to certain exceptions); create or take any action that results in our the Company's holding the capital stock of any subsidiary that is not wholly owned (with certain exceptions); transfer or license our proprietary technology to a third party; substantially change the scope of the Company's business; or amend or waive any non-competition or non-solicitation provision applicable to the Company's Chief Executive Officer or Chief Operating Officer.

POSCO (with its subsidiaries) is a diversified company, with operations in energy, chemicals and materials and is one of the largest steel manufacturers in the world. There can be no assurance that any final agreement will be reached with POSCAN with respect to a pilot plant, a commercial plant, any further investment by POSCAN, any purchase by POSCAN of our production, or otherwise.

Warrants exercises

During the year ended June 30, 2012, 4,200,000 D Warrants were exercised for gross proceeds of $210,000.

Common Stock issued for acquisition of mineral rights

On August 3, 2010, the Company issued 10,000,000 shares of its common stock valued at $3,900,000 as part of its acquisition of mineral rights in connection with the Alfredo acquisition (See Note 4). Management determined the fair value of the stock issued to be $0.39 per share based on the last sale price of the common stock on the OTC Bulletin Board on that date.

On June 2, 2011, the Company issued of 127,500,000 shares of its common stock valued at $31,875,000 as part of its acquisition of mineral rights in connection with the Maricunga acquisition (See Note 4). Management determined the fair value of the stock issued to be $0.25 per share based on the last sale price of the common stock on the OTC Bulletin Board on that date.

Common Stock issued for services

Common stock issued for services during the years ended June 30, 2005 through June 30, 2010

The table below summarizes sales of common stock from June 24, 2005 (inception) through June 30, 2012, and includes the portion of proceeds received which was allocated to warrants issued in conjunction with these sales of common stock.

Fiscal Year	Shares	Fair value of shares issued	Amount allocated to common stock par value	Amount allocated to paid-in capital	Per share price range
2005	-	$-	$-	$-	$0.00
2006	-	-	-	-	0.00
2007	-	-	-	-	0.00
2008	-	-	-	-	0.00
2009	-	-	-	-	0.00
2010	2,625,000	811,050	2,625	808,425	0.003 - 0.93
2011	5,603,501	1,697,567	5,603	1,691,964	0.235 - 0.385
2012	1,573,333	135,200	1,574	133,626	0.106

2011 Activity:

On November 24, 2010, the Company entered into an agreement (the "Compensation Modification Agreement") with LW Securities, Ltd. (the "Finder") in connection with private placement offerings which closed at various times between June 9, 2010, and September 13, 2010. The Compensation Modification Agreement provides, among other things, that in lieu of $105,000 of cash fees, the Company would issue the Finder 1,000,000 shares of common stock. In February 2011, the Company issued the Finder 1,000,000 shares in accordance with the Compensation Modification Agreement. The Company valued the shares issued pursuant to the Compensation Modification Agreement at $385,000, which is equal to 1,000,000 shares of common stock issued at the measurement date at a closing price of $0.385 per share. The Company recorded the difference of $280,000 as general and administrative expenses.

On December 30, 2010, the Company reached an agreement with its legal counsel (the "Firm"), pursuant to which the Company issued in February 2011, 608,310 shares of common stock to the Firm for outstanding legal fees and expenses. The value of the shares was determined based on the $0.385 closing price of the common stock on the measurement date, and totaled $234,199. The Company recorded the amount to general and administrative expenses.

On December 30, 2010, the Company reached an agreement (the "Settlement Agreement") with an individual the Company had been considering hiring as an executive officer (the "Candidate") to settle certain potential claims relating to the Company's proposed employment of the Candidate. Pursuant to the Settlement Agreement, the Company issued in February 2011, 1,000,000 shares of common stock to the Candidate. The Company valued the 1,000,000 shares of common stock at $385,000 based on the $0.385 closing price of the common stock on the measurement date. The Company recorded general and administrative expenses of $385,000 in connection with this agreement.

On June 27, 2011, the Company issued 120,000 shares of common stock for services to a vendor. The value of the issuable shares was determined based on the $0.22 closing price of the common stock on the measurement date, and totaled $26,400. The Company recorded the amount to general and administrative expenses.

Investment Agreement

The Company entered into an Investment Agreement (the "Investment Agreement") with Centurion Private Equity, LLC (the "Investor"), dated December 2, 2010, pursuant to which, subject to certain conditions, the Company may sell newly issued shares of common stock (the "Put Shares") to the Investor from time to time during the commitment period (each such sale, a "Put") subject to certain dollar and share volume limitations for each Put. Provided that the relevant conditions are met, the Company may make Puts under the Investment Agreement from time to time until 24 months from the date the Registration Statement (as defined below) is declared effective or until all Puts under the Investment Agreement have reached an aggregate gross sales price of $10 million, if sooner.

In connection with the Investment Agreement, the Company issued 87,096 shares of common stock to the Investor on August 27, 2010 and recorded general and administrative expense of $26,129 based on the $0.30 per share market price of common stock on that date. As consideration for entering into the Investment Agreement, the Company also issued 1,551,253 shares to the Investor on December 2, 2010 and recorded general and administrative expense of $358,339 based on the $0.231 per share market price of the common stock on that date.

On September 14, 2011, the Company delivered a Notice of Termination to the Investor, terminating the Company's right to make any Puts under the Investment Agreement.

2012 Activity:

On March 6, 2012, the Board of Directors approved an agreement with a third party consultant to issue 500,000 shares of common stock for services, of which 250,000 were issued in March 2012 and 250,000 shares were issued in May 2012. The value of the shares was determined based on the $0.13 per share closing price of the common stock on the measurement date, and totaled $65,000, all of which was expensed during the year ended June 30, 2012.

On March 6, 2012, the Board of Directors approved the issuance of 540,000 shares of common stock to various third party consultants for services, all of which were issued during March 2012. The value of the shares was determined based on the $0.13 per share closing price of the common stock on the measurement date, and totaled $70,200, which was expensed during the year ended June 30, 2012.

Common Stock issued in connection with Settlement Agreements

During the year ended June 30, 2011, the Company reached a settlement agreement with Puna, pursuant to which the Company issued Puna 6,000,000 shares of common stock in full satisfaction of any and all obligations the Company may have to Puna. The Company recorded settlement expense of $1,920,000 ($0.32 per share) determined based upon the fair value of the common stock on the issuance date.

On November 24, 2010, the Company entered into a termination, settlement and release agreement with Lacus in exchange for a $150,000 cash payment and 500,000 shares of common stock to settle potential Lacus claims related to the Puna Lithium transaction. The 500,000 shares are recorded in the amount of $192,500, which was based on a fair value of $0.385 per share of common stock on the measurement date. As the Company had recorded $765,000 of accrued liabilities as of June 30, 2010 related to Lacus, the Company recorded a gain on settlement of $422,500 during the year ended June 30, 2011 as a result of the settlement.

2009 Equity Incentive Plan

On October 19, 2009, stockholders representing approximately fifty-nine percent (59%) of the Company's issued and outstanding capital stock executed a written consent in lieu of a meeting and approved the creation of the 2009 Equity Incentive Plan (the "2009 Plan"). The 2009 Plan provides for the issuance of both non-statutory and incentive stock options and other awards to acquire, in the aggregate, up to 5,000,000 shares of the Company's common stock.

On May 2, 2012, the Company's Board of Directors amended the 2009 Plan to increase the maximum number of shares of common stock of the Company available for issuance pursuant to awards granted under the 2009 Plan (the "Plan Limit") from 5,000,000 shares to 30,000,000 shares (the "Plan Expansion Amendment"). After further review, and pursuant to the recommendation of its Compensation Committee, on June 17, 2012, the Board amended the 2009 Plan to decrease the Plan Limit from 30,000,000 shares to 5,000,000 shares, effectively rescinding the Plan Expansion Amendment.

In May 2012, the Company committed to grant Restricted Stock Units with respect to an aggregate of 900,000 shares to members of its Board of Directors. Such restricted stock units of these restricted stock units shall vest over a period over three years starting from later of July 1, 2011 and the initial date of the applicable director's substantial involvement with the Board's activities,. However, the Company does not currently have enough shares authorized for issuance under our 2009 Plan to satisfy all of these obligations. The Company recorded compensation expense of $19,327 during the year ended June 30, 2012.

On May 2, 2012, the Board of Directors amended the 2009 Plan to increase the maximum number of shares of common stock of the Company available for issuance pursuant to awards granted under the 2009 Plan from 5,000,000 shares to 30,000,000 shares. However, on June 17, 2012, the Board amended the 2009 Plan to decrease the Plan Limit from 30,000,000 shares to 5,000,000 shares, effectively rescinding the May 2, 2012 amendment.

Restricted Stock Units

On June 27, 2011, the Company granted its Chief Executive Officer an award of 700,000 restricted stock units under the 2009 Plan which vests in 1/3 increments each January 15th of 2012, 2013 and 2014. The value of the issuable shares was determined based on the $0.22 per share closing price of the common stock on the measurement date, and totaled $154,000. The Company will record stock compensation expense over the 3 year service period. During the year ended June 30, 2012, the Company recorded $103,830 of stock compensation in connection with this agreement. 233,333 shares of common stock have been issued during the year ended June 30, 2012.

During December 2011, the Company entered into a one-year employment agreement with a new Vice President of Finance (the "VP of Finance") which originally was to begin on January 1, 2012 (amended to March 1, 2012). Pursuant to the agreement, the VP of Finance was granted 250,000 restricted stock units under its 2009 Plan which will vest over 3 years. The value of the issuable shares was determined based on the $0.13 closing price of the common stock on the measurement date, and totaled $34,500. The Company will record stock compensation expense for these restricted stock units over the 3 year service period which begins on March 1, 2012, of which the Company recorded expense of $11,500 during the year ended June 30, 2012.

Stock Option Awards

On December 9, 2009, the Company granted non-statutory options to purchase (i) 500,000 shares of its common stock to a newly appointed director and (i) 50,000 shares of its common stock to each of two newly appointed directors. These were granted with an exercise price equal to $0.25 per share, which was the price at which the Company was selling 2009 Units in the contemporaneous 2009 Unit Offering. The stock price on the grant date was $0.46 per share. As a result, the intrinsic value for these options on the grant date was $126,000. These options vest in three equal installments on each of the first, second and third anniversaries of the date of grant and expire after ten years.

A director resigned on February 18, 2010, and in connection with this termination, 50,000 stock options were forfeited. The resigning director entered into a consulting arrangement with the Company at such time, and subsequently received a separate option under the 2009 Plan to purchase 50,000 shares of common stock with a two-year term and an exercise price equal to $1.00 per share that immediately vested. The fair value of the options of $37,091 was immediately expensed and the options had no intrinsic value on the date of issuance.

On April 22, 2010, the Company's Board of Directors granted options under the 2009 Plan to purchase 200,000 shares of its common stock to a consultant. These options vested immediately and have a 5-year term. They were granted with an exercise price equal to $0.32 per share. The stock price on the grant date was $0.67 per share. As a result, the intrinsic value and fair value for these options on the grant date was $70,000 and $114,783, respectively. The fair value of $114,783 was immediately expensed.

On August 26, 2010, the Company granted 1,000,000 options to purchase shares of its common stock to MIZ in connection with the Company's hiring of an affiliate of MIZ as its Chief Operating Officer. These options were granted with an exercise price of $0.38 per share, which was also the stock price on the grant date. As a result, the intrinsic value and estimated fair value for these options on the grant date was $0 and $343,310, respectively. These options vest in three equal installments on each of the first, second and third anniversaries of the date of grant and expire after ten years.

A summary of stock option activity is presented in the table below:

			Weighted-average
		Weighted-average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term (years)	Value
Outstanding at June 30, 2010	800,000	$0.31	7.73	$-
Granted	1,000,000	0.38	10.00	-
Exercised	-	-	-	-
Expired/Forfeited	-	-	-	-
Outstanding at June 30, 2011	1,800,000	0.35	8.06	-
Granted	250,000	0.40	5.00	-
Exercised	-	-	-	-
Expired/Forfeited	(600,000)	0.31	6.82	-
Outstanding at June 30, 2012	1,450,000	$0.38	6.79	$-
Exercisable at June 30, 2012	533,333	$0.36	6.13	$-

During the year ended June 30, 2012, the 250,000 options that were granted had a weighted average grant-date fair value of $0.13 per share. During the year ended June 30, 2011, the 1,000,000 options that were granted had a weighted average grant-date fair value of $0.34 per share. During the years ended June 30, 2012, and 2011, the Company recognized stock-based compensation expense of $121,210 and $283,759, respectively related to stock options, of which $121,210 and $186,090, respectively, was attributable to a related party. As of June 30, 2012, there was approximately $77,670 of total unrecognized compensation cost related to non-vested stock options which is expected to be recognized over a weighted-average period of approximately 1.54 years.

The fair value of the options granted during the years ended June 30, 2012 and 2011 were estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	June 30, 2012	June 30, 2011
Market value of common stock on grant date	$0.14	$0.38
Risk free interest rate (1)	0.83%	2.08%
Dividend yield	None	None
Volatility factor	230%	150%
Weighted average expected life in years (2)	3.3	6.0
Expected forfeiture rate	5%	5%

(1)	The risk-free interest rate was determined by management using the U.S. Treasury zero-coupon yield over the contractual term of the option on date of grant.

(2)	Due to a lack of stock option exercise history, the Company uses the simplified method under SAB 107 to estimate expected term.

Warrants

Summary information regarding common stock warrants outstanding is as follows:

		Weighted-average
	Number of	Exercise
	Warrants	Price
Outstanding at June 30, 2010	18,493,150	$0.66
Issued	46,750,323	0.25
Warrants issued pursuant to anti-dilution provisions	2,980,428	0.34
Exercised	(14,023,336)	0.10
Outstanding at June 30, 2011	54,200,565	0.35
Issued	38,095,300	0.40
Warrants issued pursuant to anti-dilution provisions	1,188,847	0.38
Exercised	(4,200,000)	0.05
Outstanding at June 30, 2012	89,284,712	0.37

Warrants outstanding as of June 30, 2012 are as follows:

		Outstanding		Exercisable
	Exercise	number	Remaining	number
Issuance Date	price	of shares	life	of shares
November 10, 2009 - December 23, 2009	$0.31	7,162,305	2.4 - 2.5 years	7,162,305
November 10, 2009 - December 23, 2009	$0.48	7,211,339	2.4 - 2.5 years	7,211,339
June 9, 2010 - September 13, 2010	$0.32	9,575,516	2.9 - 3.2 years	9,575,516
June 9, 2010 - July 13, 2010	$0.20	527,891	2.9 - 3.0 years	527,891
November 8-15, 2010	$0.05	1,400,000	3.4 years	1,400,000
December 9, 2010 - March 24, 2011	$0.15	4,806,878	3.4 - 3.6 years	4,806,878
March 24, 2011	$0.45	4,256,827	3.7 years	4,256,827
April 7, 2011	$0.37	11,960,050	1.9 years	11,960,050
April 7, 2011	$0.26	1,913,606	1.9 years	1,913,606
May 2, 2011	$0.43	1,500,000	3.8 years	1,500,000
May 2, 2011	$0.36	75,000	3.8 years	75,000
June 27, 2011	$0.37	800,000	1.8 years	800,000
September 14, 2011	$0.40	38,095,300	2.2 years	38,095,300
		89,284,712		89,284,712

The intrinsic value of warrants outstanding at June 30, 2012 was $70,000.